Loans and Allowance for Credit Losses - TDRs and Loan Modifications (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) loan	Dec. 31, 2023 USD ($)
Financing Receivable, Allowance for Credit Loss [Line Items]
Restructured loans	$ 1,900
Amount of specific reserves related to TDRs which were allocated to the allowance for loan losses	$ 136
Number of contracts | loan	2
Number of contracts called for default and charged off | loan	0
Loans held for sale, at lower of cost or fair value	$ 591	$ 3,884
Non-performing TDRs
Financing Receivable, Allowance for Credit Loss [Line Items]
Restructured loans	300	$ 200
Performing Financial Instruments
Financing Receivable, Allowance for Credit Loss [Line Items]
Restructured loans	$ 1,700